LAND USE RIGHTS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)
LAND USE RIGHTS, NET
Land use rights	¥ 1,792	¥ 1,854		$ 252
Amortization expenses	790	790	¥ 820
Impairment on land use rights	0	7,600	2,704
Use rights
LAND USE RIGHTS, NET
Amortization expenses	60	300	¥ 400
Asset pledged as collateral
LAND USE RIGHTS, NET
Land use rights	¥ 1,930	¥ 1,992